Business Segments (Tables)	12 Months Ended
Dec. 31, 2017
Business Segments
Business Segments

Business Segment Products

Business Segment	Major Products
Industrial

Tapes, coated, nonwoven and bonded abrasives, adhesives, advanced ceramics, sealants, specialty materials, filtration products, closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products

Safety and Graphics

Personal protection products, transportation safety products, commercial graphics systems, commercial cleaning and protection products, floor matting, roofing granules for asphalt shingles, and fall protection products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products

Electronics and Energy

Optical films solutions for electronic displays, packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, touch screens and touch monitors, renewable energy component solutions, and infrastructure protection products

Consumer

Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Business Segment Information

	Net Sales			Operating Income
(Millions)	2017	2016	2015	2017	2016	2015
Industrial	$11,866	$11,217	$11,243	$2,490	$2,528	$2,498
Safety and Graphics	6,235	5,948	5,808	2,066	1,403	1,359
Health Care	5,853	5,606	5,490	1,764	1,731	1,749
Electronics and Energy	5,501	4,926	5,398	1,377	1,145	1,171
Consumer	4,731	4,578	4,518	1,004	1,054	1,074
Corporate and Unallocated	3	6	4	(395)	(321)	(361)
Elimination of Dual Credit	(2,532)	(2,172)	(2,187)	(614)	(513)	(510)
Total Company	$31,657	$30,109	$30,274	$7,692	$7,027	$6,980

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Industrial	$9,895	$9,140	$9,205	$432	$407	$374	$381	$360	$317
Safety and Graphics	9,874	7,626	7,709	275	277	258	184	228	207
Health Care	4,757	4,293	4,391	175	175	179	137	136	168
Electronics and Energy	4,291	4,335	4,530	240	223	275	152	187	202
Consumer	2,706	2,497	2,386	112	114	108	109	109	124
Corporate and Unallocated	6,464	5,015	4,662	310	278	241	410	400	443
Total Company	$37,987	$32,906	$32,883	$1,544	$1,474	$1,435	$1,373	$1,420	$1,461